Note 5 - Income Taxes (Details) - Components of the Net Deferred Tax Asset (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred tax assets:
Accrued reclamation costs		$ 45,653	$ 62,225
Deferred exploration		32,396	18,585
Foreign net operating losses		20,247	20,234
Federal net operating losses		44,146	47,875
State net operating losses		668	2,445
AMT credit carryforwards		24,603	15,210
Pension and benefit obligation		12,488	9,940
Miscellaneous		17,437	16,002
Total deferred tax assets		197,638	192,516
Valuation allowance		(23,030)	(22,895)	(19,073)	(104,429)
Total deferred tax assets		174,608	169,621
Deferred tax liabilities:
Unrealized gain on derivatives contracts		(1,262)	(13,293)
Properties, plants and equipment		(57,583)	(40,490)
Total deferred tax liabilities	(177,200)	(58,845)	(53,783)
Net deferred tax asset	$ 53,400	$ 115,763	$ 115,838